ValueShares U.S. Quantitative Value ETF
ValueShares U.S. Quantitative Value ETF
Investment Objective
The Fund seeks to track the total return performance, before fees and expenses, of the Alpha Architect Quantitative Value Index (the “Index”).
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).  The fees and expenses are expressed as a percentage of the Fund’s average daily net assets. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the table.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	ValueShares U.S. Quantitative Value ETF ValueShares U.S. Quantitative Value ETF
Management Fee	0.79%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses:	0.79%

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods.  The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same.  You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	One Year:	Three Years:	Five Years:	10 Years
ValueShares U.S. Quantitative Value ETF | ValueShares U.S. Quantitative Value ETF | USD ($)	81	252	439	978

Portfolio Turnover
The Fund may pay transaction costs, including commissions when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  For the fiscal year ended September 30, 2016, the Fund’s portfolio turnover rate was 74% of the average value of its portfolio.

Principal Investment Strategies
The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the Index. The Index is based on a proprietary methodology developed by Empirical Finance, LLC, d/b/a Alpha Architect, and licensed to Empowered Funds, LLC, the Fund’s investment adviser (the “Adviser”) and an indirect subsidiary of Alpha Architect.

The Index

The Index uses a 5-step, quantitative, rules-based methodology to identify a portfolio of approximately 40-50 undervalued U.S. equity securities with the potential for capital appreciation, as described below.

The Index Universe
Construction of the Index begins with the universe of stocks that principally trade on a U.S. exchange. The universe of stocks is screened to eliminate all stocks whose market capitalization is below the 40th percentile of the market capitalization of companies listed on the New York Stock Exchange (“NYSE”) ($1.9 billion as of December 31, 2016).  Additionally, securities structured as real estate investment trusts, exchange-traded funds (“ETFs”), or American Depositary Receipts, as well as stocks of financial firms are eliminated from the Index. Companies with less than eight years of financial data available are also eliminated from the Index. The resulting universe is expected to be composed primarily of highly liquid, mid- and large-cap stocks.

Forensic Accounting Screens
The second stage of Index construction incorporates proprietary models used to identify and exclude companies at risk for financial distress or financial statement manipulation. The models used by the Index evaluate specific accounting metrics related to the use of accruals (the difference between net income and cash from operations) to identify accounting practices that may mask the poor quality of a company’s cash flows. The models also use statistical techniques to identify companies with the highest likelihood of having previously manipulated their financial statements.

Valuation Screens
The third stage of Index construction employs a value-driven approach to identify the cheapest 10% of companies based on a proprietary value-centric metric similar to what is known as the “enterprise multiple,” a firm’s total enterprise value divided by earnings before interest and taxes (EBIT). The companies not in the cheapest 10% are eliminated from the Index. The proprietary metric was developed based on an analysis of a variety of value-oriented measures such as price-to-earnings, the enterprise multiple, free cash flow yield, gross profit yield, and price-to-book.

Quality Screens
The fourth stage of Index construction seeks to identify which of the remaining companies has (i) a sustainable competitive advantage and (ii) a strong current financial position with operational momentum. A company’s competitive advantage is identified using averages calculated over the past eight years for long-term free cash flow generation, long-term returns on capital, and long-term margin characteristics. The strength of a company’s financial position and operational momentum are evaluated using metrics across three categories – current profitability, stability, and recent operational improvements – to generate a simple score between 0 and 10 that can be used to compare companies to each other. These quality screens, along with a screen to eliminate companies not meeting certain liquidity thresholds, generally eliminate approximately 40% of the remaining Index constituents.

Portfolio Construction	At the time of each reconstitution of the Index, each Index constituent is equally-weighted. The Index is reconstituted quarterly in March, June, September, and December.

The Fund’s Investment Strategy

Under normal circumstances, at least 80% of the Fund’s total assets (exclusive of collateral held from securities lending) will be invested in the component securities of the Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Index, before fees and expenses, will be 95% or better.

The Fund will generally use a “replication” strategy to seek to achieve its investment objective, meaning the Fund will invest in all of the component securities of the Index in the same approximate proportions as in the Index, but may, when the Adviser believes it is in the best interests of the Fund, use a “representative sampling” strategy, meaning the Fund may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole.

The Fund may also invest up to 20% of its assets in cash and cash equivalents, other investment companies, as well as securities and other instruments not included in the Index but which the Adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions and deletions).

The Fund will be considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund

Principal Risks
An investment in the Fund involves risk, including those described below.  There is no assurance that the Fund will achieve its investment objective.  An investor may lose money by investing in the Fund.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Value Style Investing Risk.  A value stock may not increase in price if other investors fail to recognize the company’s value and bid up the price, or the markets favor faster-growing companies.  Cyclical stocks in which the Fund may invest tend to lose value more quickly in periods of anticipated economic downturns than non-cyclical stocks. Companies that may be considered out of favor, particularly companies emerging from bankruptcy, may tend to lose value more quickly in periods of anticipated economic downturns, may have difficulty retaining customers and suppliers and, during economic downturns, may have difficulty paying their debt obligations or finding additional financing.

Quantitative Security Selection Risk.  Data for some companies may be less available and/or less current than data for companies in other markets.  The Index uses a quantitative model, and its processes could be adversely affected if erroneous or outdated data is utilized.  In addition, securities selected using the quantitative model could perform differently from the financial markets as a whole as a result of the characteristics used in the analysis, the weight placed on each characteristic and changes in the characteristic’s historical trends.

Equity Investing Risk.  An investment in the Fund involves risks similar to those of investing in any fund holding equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices.  The values of equity securities could decline generally or could underperform other investments.  In addition, securities may decline in value due to factors affecting a specific issuer, market or securities markets generally.

Passive Investment Risk. The Fund is not actively managed and the Adviser will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index, sold in connection with a reconstitution of the Index as addressed in the Index methodology, or sold to comply with the Fund’s investment limitations (for example, to maintain the Fund’s tax status). Maintaining investments regardless of market conditions or the performance of individual investments could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Tracking Error Risk. As with all index funds, the performance of the Fund and its Index may differ from each other for a variety of reasons. For example, the Fund incurs operating expenses and portfolio transaction costs not incurred by the Index. In addition, the Fund may not be fully invested in the securities of the Index at all times or may hold securities not included in the Index.

Investment Risk.  When you sell your Shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Premium-Discount Risk.  The Shares may trade above or below their net asset value (“NAV”).  The market prices of Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of, and demand for, Shares on BATS BZX Exchange, Inc. (“Exchange”) or other securities exchanges.  The trading price of Shares may deviate significantly from NAV during periods of market volatility or limited trading activity in Shares.

Secondary Market Trading Risk.  Investors buying or selling Shares in the secondary market will pay brokerage commissions or other charges imposed by brokers as determined by that broker.  Brokerage commissions are often a fixed amount and may be a significant proportional cost for investors seeking to buy or sell relatively small amounts of Shares.

Mid-Capitalization Company Risk.  Investing in securities of mid-capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies.  These companies’ securities may be more volatile and less liquid than those of more established companies.  Often mid-capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Trading Risk.  Although the Shares are listed on the Exchange, there can be no assurance that an active or liquid trading market for them will develop or be maintained.  In addition, trading in Shares on the Exchange may be halted.

Non-Diversification Risk.  Because the Fund is non-diversified, it may be more sensitive to economic, business, political or other changes affecting individual issuers or investments than a diversified fund, which may result in greater fluctuation in the value of the Fund’s Shares and greater risk of loss.

High Portfolio Turnover Risk.  The Fund’s investment strategy may from time to time result in higher turnover rates. This may increase the Fund’s brokerage commission costs, which could negatively impact the performance of the Fund. Rapid portfolio turnover also exposes shareholders to a higher current realization of short-term capital gains, distributions of which would generally be taxed to you as ordinary income and thus cause you to pay higher taxes.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Performance
The following information provides some indication of the risks of investing in the Fund. The bar chart shows the annual return for the Fund. The table shows how the Fund’s average annual returns for one-year and since inception periods compare with those of a broad measure of market performance. Prior to January 31, 2017, the Fund was actively-managed by the Adviser using a quantitative strategy substantially similar to the methodology of the Index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Performance information is also available on the Fund’s website at www.valueshares.com or by calling the Fund at (215) 882-9983.

Calendar Year Total Return as of December 31,

During the period of time shown in the bar chart, the Fund’s highest return for a calendar quarter was 8.19% (quarter ended September 30, 2016) and the Fund’s lowest return for a calendar quarter was -12.38% (quarter ended September 30, 2015).

Average Annual Total Returns (for periods ended December 31, 2016)
Average Annual Returns - ValueShares U.S. Quantitative Value ETF	Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
ValueShares U.S. Quantitative Value ETF	Return Before Taxes	13.39%	0.89%	Oct. 22, 2014
After Taxes on Distributions | ValueShares U.S. Quantitative Value ETF	Return After Taxes on Distributions	13.02%	0.58%
After Taxes on Distributions and Sale of Fund Shares | ValueShares U.S. Quantitative Value ETF	Return After Taxes on Distributions and Sale of Fund Shares	7.85%	0.67%
S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Value Index (reflects no deduction for fees, expenses or taxes)	17.40%	6.41%	Oct. 22, 2014

After-tax returns are calculated using the highest historical individual federal marginal income tax rates during the period covered by the table and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of shares at the end of the measurement period.

Performance is not shown for the Index because the calculation and publication of the value of the Index did not commence prior to December 31, 2016.